Business combinations and goodwill - Additional Information (Details)	Dec. 31, 2024	Jul. 11, 2022 USD ($) shares	Jun. 03, 2022 USD ($)	May 25, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Jan. 14, 2022 USD ($)
Discount rate, measurement input [member]
Business combinations and goodwill
Non-observable market assumptions	30
Viapool Inc
Business combinations and goodwill
Percentage of controlling interest group acquired						51.00%
Fair value of purchase consideration						$ 4,400,000
Equity interests of acquirer						500,000
Liabilities incurred					$ 2,400,000
Viapool Inc | Discount rate, measurement input [member]
Business combinations and goodwill
Non-observable market assumptions	9.3
Viapool Inc | Internal Rate Of Return [member]
Business combinations and goodwill
Non-observable market assumptions	43.3
Viapool Inc | Company Wide Required Return rate [member]
Business combinations and goodwill
Non-observable market assumptions	45
Viapool Inc | Maximum | Contingent consideration (achieving revenue milestones).
Business combinations and goodwill
Contingent liabilities						$ 500,000
Voltlines
Business combinations and goodwill
Percentage of controlling interest group acquired				100.00%
Fair value of purchase consideration				$ 13,200,000
Equity interests of acquirer				6,500,000
Liabilities incurred				$ 5,000,000
Number of instruments or interests issued or issuable				1,400,000
Voltlines | Maximum | Contingent consideration (achieving revenue milestones).
Business combinations and goodwill
Equity interests of acquirer				$ 1,700,000
Number of instruments or interests issued or issuable | shares				1,800,000
Blitz B22-203 GmbH
Business combinations and goodwill
Percentage of controlling interest group acquired			100.00%
Door2Door
Business combinations and goodwill
Percentage of controlling interest group acquired			100.00%
Fair value of purchase consideration			$ 2,615,000
Equity interests of acquirer			1,540,000
Liabilities incurred			$ 870,000
Urbvan
Business combinations and goodwill
Percentage of controlling interest group acquired		100.00%
Fair value of purchase consideration		$ 27,607,000
Urbvan | Contingent consideration (achieving revenue milestones). | Class A Ordinary Shares
Business combinations and goodwill
Number of instruments or interests issued or issuable | shares		750,000
Urbvan | First Payment | Class A Ordinary Shares
Business combinations and goodwill
Number of instruments or interests issued or issuable | shares		2,931,639
Number of instruments or interests issued or issuable under cash payment | shares		30,740
Urbvan | Second Payment | Class A Ordinary Shares
Business combinations and goodwill
Number of instruments or interests issued or issuable | shares		2,899,999
Number of instruments or interests issued or issuable under cash payment | shares		30,407
Urbvan | Third Payment | Class A Ordinary Shares
Business combinations and goodwill
Number of instruments or interests issued or issuable | shares		2,899,999
Number of instruments or interests issued or issuable under cash payment | shares		30,407
Urbvan | Forth Payment | Class A Ordinary Shares
Business combinations and goodwill
Number of instruments or interests issued or issuable | shares		1,399,998
Number of instruments or interests issued or issuable under cash payment | shares		14,677
Urbvan | Fifth Payment | Class A Ordinary Shares
Business combinations and goodwill
Number of instruments or interests issued or issuable | shares		1,399,998
Number of instruments or interests issued or issuable under cash payment | shares		14,677